Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred income tax and social contribution

	Balance as of January 1, 2023	Recognized in income	Others (a)	Reclassification (a)	Recognized comprehensive income	Balance as of December 31, 2023	Recognized in income		Recognized comprehensive income	Balance as of December 31, 2024
							Continued operations	Discontinued operations
Noncurrent assets
Provision for allocation of PIS and Cofins credits	629,427	19,985	—		—	649,412	(112,012)	—	—	537,400
Post-employment benefits	363,297	14,774	—	(2,466)	129,007	504,612	12,801	—	(123,578)	393,835
Provisions for legal claims	635,048	(41,717)	4,643	(5,496)	—	592,478	(294,227)	—	—	298,251
Tax losses and negative tax basis	195,062	(55,382)	(124)	(36,271)	—	103,285	345,316	(229,063)	—	219,538
Impairment of assets	295,789	(73,376)	—	(9,126)	—	213,287	3,696	—	—	216,983
Fair value in the purchase and sale of power	251,160	5,060	—	—	—	256,220	(125,049)	—	—	131,171
Expected credit losses	139,737	1,852	—	(633)	—	140,956	(13,371)	—	—	127,585
Lease liability	74,783	(121)	—	—	—	74,662	(648)	—	—	74,014
Provisions for performance and profit sharing	14,914	35,889	—	—	—	50,803	9,303	—	—	60,106
Amortization – concession	57,649	5,220	—	—	—	62,869	5,220	(18,345)	—	49,744
Voluntary retirement program	479	207,330	—	—	—	207,809	(170,230)	—	—	37,579
Research and development and energy efficiency programs	127,083	(59,818)	—	—	—	67,265	(49,705)	—	—	17,560
Concession contracts	18,702	(1,069)	—	—	—	17,633	(1,069)	—	—	16,564
Taxes with suspended liability	82,181	7,672	—	—	—	89,853	(89,853)	—	—	—
Others	123,861	5,011	—	—	—	128,872	20,697	—	—	149,569
	3,009,172	71,310	4,519	(53,992)	129,007	3,160,016	(459,131)	(247,408)	(123,578)	2,329,899
(-) Noncurrent liabilities
Concession contracts	1,848,548	6,891	209,086	(38,064)	—	2,026,461	46,243	—	—	2,072,704
Deemed cost of property, plant and equipment	307,687	(16,769)	—	—	—	290,918	(17,773)	—	—	273,145
Fair value in the purchase and sale of power	367,798	6,775	—	—	—	374,573	(137,495)	—	—	237,078
Accelerated depreciation	128,156	18,382	—	—	—	146,538	15,907	—	—	162,445
Right-of-use asset	71,877	(1,552)	—		—	70,325	(881)	—	—	69,444
Escrow deposits monetary variation	72,827	12,063	—	—	—	84,890	(36,502)	—	—	48,388
Transaction cost on loans and financing and debentures	30,316	11,348	—	—	—	41,664	5,837	—	—	47,501
Others	55,346	17,125	—	(16,552)	(2,167)	53,752	86,971	—	(243)	140,480
	2,882,555	54,263	209,086	(54,616)	(2,167)	3,089,121	(37,693)	—	(243)	3,051,185
Net	126,617	17,047	(204,567)	624	131,174	70,895	(421,438)	(247,408)	(123,335)	(721,286)
Assets presented in the Statement of Financial Position	1,644,299					1,757,688				1,174,175
Liabilities presented in the Statement of Financial Position	(1,517,682)					(1,686,793)				(1,895,459)

(a) Effects mainly of business combinations occurring in 2023.

Schedule of projected realization of the deferred taxes

	Assets	Liabilities
2025	809,501	(279,866)
2026	367,203	(275,691)
2027	115,852	(244,572)
2028	60,375	(230,246)
2029	43,220	(201,961)
2030 to 2032	123,022	(460,997)
After 2032	810,726	(1,357,852)
	2,329,899	(3,051,185)

Schedule of other taxes recoverable and other tax obligations

	12.31.2024	12.31.2023
Current assets
Recoverable ICMS (VAT)	166,339	158,010
Recoverable PIS/Pasep and Cofins taxes (a)	816,863	784,593
Other recoverable taxes	11,416	740
	994,618	943,343
Noncurrent assets
Recoverable ICMS (VAT)	221,313	190,229
Recoverable PIS/Pasep and Cofins taxes (a)	1,011,036	1,982,826
Other recoverable taxes	88,177	83,101
	1,320,526	2,256,156
Current liabilities
ICMS (VAT) payable	189,102	194,734
ICMS installment payment (b)	4,712	11,365
PIS/Pasep and Cofins payable	31,033	34,616
IRRF on interest on capital	—	31,200
Special Tax Regularization Program – Pert	66,852	62,420
Other taxes	10,646	11,748
	302,345	346,083
Noncurrent liabilities
Social security contributions – injunction on judicial deposit (c)	—	264,868
ICMS (VAT) payable	10,965	—
ICMS installment payment (b)	7,251	29,921
Special Tax Regularization Program – Pert	272,979	317,304
	291,195	612,093

Asset and liability balances presented on a net basis, considering the Company's right and intention to realize the asset and liability on a net basis.
(a) The balance contains amounts referring Pis and Cofins credit on ICMS (Notes 12.3)
(b) Installment of ICMS tax credits from the State of Paraná, with payment deadline until September 2027.
(c) In March 2024, after the disputes were concluded, the balances were written off against the judicial deposit balance recorded in assets (Note 13)

Schedule of movement of the asset

Balance as of January 1, 2023	3,484,616
Monetary variation	256,492
Offsetting with taxes payable	(1,075,244)
Balance as of December 31, 2023	2,665,864
Monetary variation	144,444
Offsetting with taxes payable	(1,087,281)
Balance as of December 31, 2024	1,723,027
Current	804,084
Noncurrent	918,943

Schedule of movement of liabilities
The table below illustrates the changes in liabilities and provisions:

	Liabilities to be refunded to consumers	Provision for allocation of PIS and Cofins credits	Total
Balance as of January 1, 2023	1,995,158	1,851,257	3,846,415
Monetary variation	199,241	58,518	257,759
(-) Transfer to sectorial financial liabilities	(1,462,673)	–	(1,462,673)
Balance as of December 31, 2023	731,726	1,909,775	2,641,501
Monetary variation	78,675	43,327	122,002
(-) Transfer to sectorial financial liabilities	(810,401)	(372,514)	(1,182,915)
Balance as of December 31, 2024	–	1,580,588	1,580,588
Current	–	580,000	580,000
Noncurrent	–	1,000,588	1,000,588

Schedule of reconciliation of provision for income tax and social contribution

	12.31.2024	12.31.2023	12.31.2022
Income before IRPJ and CSLL	2,907,234	2,489,724	942,888
(-) Result of equity investments	(281,202)	(307,809)	(478,577)
	2,626,032	2,181,915	464,311

IRPJ and CSLL (34%)	(892,851)	(741,851)	(157,866)
Tax effects on:
Interest on equity (JSCP)	300,220	325,720	329,800
Dividends	388	453	250
Non deductible expenses	(24,957)	(22,701)	(25,172)
Tax incentives	4,251	9,905	11,492
Unrecognized tax loss and negative basis of CSLL	(17,878)	(24,345)	(29,870)
Difference between tax bases of deemed profit and taxable profit	(29,949)	18,844	35,677
Effect of non taxable monetary variation (Selic) on undue tax payments	48,918	87,207	100,282
Others	12,423	(7,289)	16,506
INCOME TAX AND SOCIAL CONTRIBUTION	(599,435)	(354,057)	281,099
Effective rate - %	22.8%	16.2%	(60.5)%
With regard to uncertainties about the treatment of income taxes, the Company has made assessments and concluded that it is more likely than not that the treatments will be accepted by the tax authority.